Correction of Immaterial Errors - Schedule of Consolidated Statement of Loss and Comprehensive Loss (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Consolidated Statement of Loss and Comprehensive Loss [Line Items]
Net loss	R$ (14,044)	R$ (57,477)
Net loss attributed to: Owners of the Company	R$ (17,742)	R$ (60,131)
Weighted average shares outstanding, basic	10,866,025	9,225,784
Weighted average shares outstanding, diluted	10,866,025	9,225,784
Net loss per ordinary share — basic	R$ (1.63)	R$ (6.52)
Net loss per ordinary share — diluted	R$ (1.63)	R$ (6.52)
As previously reported [Member]
Schedule of Consolidated Statement of Loss and Comprehensive Loss [Line Items]
Financial income and expense, net		R$ (20,896)
Net loss		(57,307)
Net loss attributed to: Owners of the Company		(59,961)
Net loss		R$ (57,307)
Weighted average shares outstanding, basic		9,225,784
Weighted average shares outstanding, diluted		9,225,784
Net loss per ordinary share — basic		R$ (6.21)
Net loss per ordinary share — diluted		R$ (6.21)
Adjustment [Member]
Schedule of Consolidated Statement of Loss and Comprehensive Loss [Line Items]
Financial income and expense, net		R$ (170)
Net loss		(170)
Net loss attributed to: Owners of the Company		(170)
As Restated [Member]
Schedule of Consolidated Statement of Loss and Comprehensive Loss [Line Items]
Financial income and expense, net		(21,066)
Net loss		(57,477)
Net loss attributed to: Owners of the Company		(60,131)
Adjustment [Member]
Schedule of Consolidated Statement of Loss and Comprehensive Loss [Line Items]
Net loss		R$ (2,824)
Weighted average shares outstanding, basic
Weighted average shares outstanding, diluted
Net loss per ordinary share — basic		R$ (0.31)
Net loss per ordinary share — diluted		R$ (0.31)
As adjusted [Member]
Schedule of Consolidated Statement of Loss and Comprehensive Loss [Line Items]
Net loss		R$ (60,131)
Weighted average shares outstanding, basic		9,225,784
Weighted average shares outstanding, diluted		9,225,784
Net loss per ordinary share — basic		R$ (6.52)
Net loss per ordinary share — diluted		R$ (6.52)